Ally Master Owner Trust
Monthly Servicing Report
March 15, 2019

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of February 28, 2019

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,053,124,384.80	249,212	$40,339.65	87.00%
Used Auto	$612,266,545.27	32,285	$18,964.43	5.30%
Medium Duty Trucks	$17,481,297.59	435	$40,186.89	0.15%
Less Dealer Reserve	$1,206,347,968.30
Total	$9,476,524,259.36	281,932		92.45%

Ally Bank Retained Receivables
New Auto	$47,140,542.35	1,189	$39,647.22	0.41%
Used Auto	$775,918,588.89	36,831	$21,067.00	6.71%
Medium Duty Trucks	$161,768.00	3	$53,922.67	0.00%
DPP	$42,067,539.13	1,315	$31,990.52	0.36%
Other	$7,078,812.50	59	$119,979.87	0.06%
Total	$872,367,250.87	39,397		7.55%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$10,348,891,510.23	321,329		100.00%
Dealer Reserve	$1,206,347,968.30
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$11,555,239,478.53	321,329		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$8,798,045,420.48	1,029	76.14%
Limited	Eligible	$1,878,518,788.56	212	16.26%
Programmed	Eligible	$6,308,018.62	7	0.05%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$657,241,385.92	N/A	5.69%
Limited	Ineligible	$204,857,138.83	N/A	1.77%
Programmed	Ineligible	$10,268,726.12	N/A	0.09%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,555,239,478.53	1,248	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,976,512,591.30	227,736	69.03%
121-180 Days		$1,943,967,567.99	49,997	16.82%
181-270 Days		$1,064,310,262.47	27,766	9.21%
Over 270 Days		$570,449,056.77	15,830	4.94%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,555,239,478.53	321,329	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,398	23,538,242	74.86%
L…………………………………....	1,034	7,716,823	24.54%
P……………………………………	87	189,752	0.60%
N …………………………………..	—	—	—%
Total ……………………………….	4,519	31,444,817	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,474	23,843,523	76.18%
L…………………………………....	994	7,287,048	23.28%
P……………………………………	78	169,912	0.54%
N …………………………………..	—	—	—%
Total ……………………………….	4,546	31,300,483	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,540	26,100,085	76.93%
L…………………………………....	982	7,569,401	22.31%
P……………………………………	85	258,229	0.76%
N …………………………………..	3	—	—%
Total ……………………………….	4,610	33,927,715	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.